Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rates	12.92%
Decrease in discount rate	11.50%
Increase in discount rate	13.50%
Impairment loss		$ 5,900
Intangible assets	$ 81,115	69,502	$ 69,426
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated recoverable amount	4,400,000	3,500,000
Carrying amount	$ 20,400
Percentage of growth rate	3.10%
Estimated recoverable amount of CGU exceed its carrying value by	92.00%
Intangible assets	$ 20,380	20,380	$ 20,380
Capitalised development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		$ 11,800